Note 15 - Retirement and Pension Plans (Detail) - The Actuarial Assumptions to Determine the Net Periodic Benefit Cost	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Discount rate	1.50%	1.80%
Rate of compensation increases	2.00%	2.00%
Expected long-term rate of return on plan assets	1.80%	2.00%